Leases - Additional information (Details) £ in Thousands				12 Months Ended
	Dec. 28, 2023 GBP (£)	May 23, 2023 GBP (£)	Sep. 03, 2021 leaseAgreement	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) property	Dec. 31, 2020 property	Jan. 01, 2023 property leaseAgreement
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | leaseAgreement							10
Right-of-use assets, net				£ 18,513	£ 14,794
Provisions made during the year				891	£ 700
Number of leasehold properties subject to restore alterations | property					2	1
Leasehold property
Disclosure of quantitative information about right-of-use assets [line items]
Provisions made during the year					£ 200
Leasehold property
Disclosure of quantitative information about right-of-use assets [line items]
Provisions made during the year					500
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property							4
Right-of-use assets, net				9,177	10,403
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property							1
Right-of-use assets, net				6,634	£ 4,391
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements not yet commenced | leaseAgreement			2
Lessee, operating lease, term of contract not yet commenced			7 years
Vienna, Miami and Boston
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, net				£ 6,692
Dundee, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Disposal of right-of-use asset		£ 157
Miami, Florida United States
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, increase	£ 742
Provisions made during the year	£ 84